Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
Note 1.	Description of the Plan
The following description of the Fidelity Bank 401(k) Retirement Plan (the Plan) provides only general information. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering eligible employees of Fidelity Bank (the Company). The Plan became effective on May 1, 2000 and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
Eligibility
Employees of the Company, excluding union employees, nonresident aliens, residents of Puerto Rico, interns, temporary employees, reclassified employees, and leased employees, who have attained 90 days of service, are eligible to join the Plan on the date eligibility is met.
Contributions
Participant Contributions
: Each year, participants may contribute up to the maximum allowed by the Internal Revenue Code (IRC), as defined by the Plan. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up
contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollovers). Participants may elect pre-tax
and/or
post-tax
(Roth) contributions. An automatic deferral provision was adopted for the Plan. Unless a participant makes an affirmative election, the participant will be automatically enrolled deferring an amount equal to 3% of eligible compensation, which shall increase by 1%, to a maximum of 10%, each April 1.
Employer Contributions
: The Company makes safe harbor matching contributions equal to 100% of a participant’s elective deferral that does not exceed 3% of the participant’s eligible compensation, plus 50% of the amount of the participant’s elective deferral that exceeds 3% of the participant’s eligible compensation but does not exceed 6% of the participant’s eligible compensation.
Catch-up
contributions are also eligible for employer matching contributions to the extent that they would otherwise satisfy the match conditions. The Company may also make discretionary profit-sharing contributions. The Company’s safe harbor contributions totaled $1,152,253 during 2025. There were no discretionary profit-sharing contributions made during 2025.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, any company contributions, plan earnings or losses, and an allocation of administrative expenses. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined.
The
benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Participant Investment Options
Participants direct contributions to selected investments as made available and determined by the Plan Administrator. Participants may change their investment options at any time throughout the year.

Vesting
Participants are vested immediately in their contributions plus actual earnings thereon. Vesting in the Company’s contribution portions of their accounts is based on years of continuous service. A participant is 100% vested in the qualified automatic contribution arrangement contributions after two years of credited service and discretionary contributions after six years of credited service.
Participant Loans
Participants may borrow a minimum of $1,000 from their vested account balance. The loans are secured by the balance in the participant’s account and bear interest at the prime rate plus one percent on the date of issuance. Principal and interest are paid ratably through payroll deductions. A participant may have no more than two outstanding loans at any time.
Payment of Benefits
Generally, each participant shall be entitled to receive a benefit in such amount as can be provided by the total value of the participant’s account as of their normal retirement date. Distributions from the Plan’s assets are made upon the participant’s death, disability, retirement, termination of service, or other circumstances as described in the Plan Document. Participants may begin taking in-service
withdrawals upon attaining the age of 59
1
⁄
2
. A participant or their beneficiary may receive a lump sum payment, substantially equal installments, or partial withdrawals. Additionally, under certain circumstances of financial hardship, a participant is allowed to withdraw funds from the Plan.
Forfeitures
At December 31, 2025 and 2024, forfeited nonvested accounts totaled $32,082 and $11,105, respectively. These accounts will be used to reduce future employer contributions or to pay plan administrative expenses. During the year ended December 31, 2025, employer contributions were reduced by $11,206 from forfeited nonvested accounts.